Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Cash generated by operations	R 42,263	R 26,322	R 18,175
Dividends received	0	52	27
Interest received	857	820	343
Interest paid	(710)	(258)	(507)
Income and mining taxes paid	(8,219)	(4,289)	(2,388)
Payment of contingent consideration liability in excess of acquisition date fair value	(577)	0	0
Cash generated by operating activities	33,614	22,647	15,650
Cash flow from investing activities
Increase in restricted cash and investments	(36)	(372)	(21)
Amounts refunded from restricted cash and investments	1	557	120
Acquisition of MAC Copper	(17,060)	0	0
Payments of contingent consideration liability relating to acquisition date fair value	(2,538)	(338)	(108)
ARM BBEE Trust loan repayment	23	28	42
Proceeds from disposal of property, plant and equipment	70	25	4
Additions to property, plant and equipment	(17,845)	(11,855)	(8,398)
Cash utilised by investing activities	(37,385)	(11,955)	(8,361)
Cash flow from financing activities
Borrowings raised	18,530	226	300
Borrowings repaid	(13,993)	(50)	(4,047)
Partial repurchase of non-controlling interest	0	0	(5)
Dividend paid	(4,463)	(2,100)	(1,437)
Lease payments	(414)	(291)	(246)
Cash utilised by financing activities	(340)	(2,215)	(5,435)
Foreign currency translation adjustments	(366)	(69)	(28)
Net increase/(decrease) in cash and cash equivalents	(4,477)	8,408	1,826
Cash and cash equivalents – beginning of year	13,101	4,693	2,867
Cash and cash equivalents – end of year	R 8,624	R 13,101	R 4,693